Intangible assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
7. Intangible assets
Intangible assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Micro-Lending License	63,760	63,760
Financing guarantee License 1	4,600	4,600
Factoring License 1	265	265
Financial Leasing License 1	255	255

Total	68,880	68,880
Less: Accumulated amortization and impairment	—	(4,600)

Intangible assets	68,880	64,280

1	The Group acquired Shenzhen Rongze Commerecial Co., Ltd, Zhongyu Financial Leasing and Zhongyisheng Financial Guarantee Co., Ltd. in 2018. The acquisitions met the “single or similar asset threshold” and are not considered as business combination in accordance with ASC Topic 805. In 2019, the financial guarantee licenses related to Zhongyisheng Financial Guarantee Co., Ltd. was revoked and therefore full impairment was provided.